Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Trade Accounts Receivable [Roll Forward]
Balance at beginning of the period		$ 17.4	$ 18.7	$ 18.7
Provision charged to expense		3.6	1.8	3.5
Write-offs, net of recoveries		(2.4)	(2.2)	(4.8)
Charged to other accounts	[1]	(0.2)	(0.9)	1.3
Balance at end of the period		$ 18.4	$ 17.4	$ 18.7

[1]	Primarily includes the effect of foreign currency translation adjustments for the Company’s subsidiaries with functional currencies other than the USD.